Security deposits and Long Term Commitments	12 Months Ended
Dec. 31, 2015
Contractors [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]
Note 7 Security deposits and Long Term Commitments

The Company has paid security deposits on the three rented spaces it occupies for offices and warehouse which total $4,945 on December 31, 2015 and $7,235 on December 31, 2014.

ABCO leases a 1,200 square foot office and warehouse in an industrial park in Phoenix Arizona for a monthly rental of $1,254 which expires on February 28, 2016. The aggregate total rent due on this lease through expiration is $2,508.

There is no lease on the Williams, Arizona property because this office is located in the office of a Director and no lease has been established.

On May 1, 2014 the Company rented office and warehouse space at 2100 N. Wilmot #211, Tucson, Arizona 85712.  This facility consists of 2,400 square feet and the two year lease with monthly rent of $1,894 and it is expiring on April 30, 2016.  ABCO has a forward commitment of $7,576.